UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

SMITH BARNEY TRUST II

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q
JANUARY 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited)	January 31, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS - 94.8%
Arizona - 3.1%
$ 3,000,000	AAA	Arizona School Facilities Board, CTFS, FGIC-Insured, 5.00% due 9/1/07	$3,186,060
2,185,000	AAA	Arizona State Transportation Board Revenue, 4.00% due 7/1/08	2,281,293

			5,467,353

California - 8.1%
3,000,000	BBB+	California Pollution Control Solid Waste Revenue, Put, 2.85% due 12/1/33	2,997,990
3,000,000	A	California State, G.O., 5.00% due 2/1/09	3,248,970
6,000,000	BBB	California Statewide Communities Development, Solid Waste Revenue, Put, 2.90 % due 4/1/11 (b)	5,948,940
		Redding, CA, Redevelopment Agency Tax Allocation, MBIA-Insured:
1,000,000	AAA	2.00% due 9/1/06	995,330
1,000,000	AAA	3.00% due 9/1/07	1,017,160

			14,208,390

Colorado - 5.2%
5,315,000	AAA	Adams & Arapahoe Counties, CO, Joint School District, G.O., FSA-Insured, 5.00% due 12/1/07 (b)	5,675,410
1,500,000	A	Denver, CO, City & County Airport Revenue, 14.00% due 11/15/08	1,937,745
1,515,000	AAA	Larimer County, CO, Sales & Use Tax Revenue, MBIA-Insured, 4.00% due 12/15/06	1,559,511

			9,172,666

Connecticut - 3.3%
4,900,000	AAA	Connecticut State Airport Revenue, FGIC-Insured, 5.00% due 10/1/07 (b)	5,201,595
600,000	AAA	New Haven, CT, G.O., 4.00% due 11/1/07	624,684

			5,826,279

Florida- 3.3%
345,000	AAA	Clearwater, FL, Housing Authority Revenue, FSA-Insured, 4.95% due 6/1/07	360,511
1,000,000	AAA	Miami Dade County, FL, School Board, CTFS, MBIA-Insured, 5.00% due 8/1/07	1,059,840
4,000,000	AA	Orlando, FL, Utilities Common Water & Electric Revenue, Put, 5.00% due 10/1/25 (b)	4,298,280

			5,718,631

Illinois - 5.3%
1,000,000	AAA	Chicago, IL, G.O., 4.00% due 1/1/08	1,038,700
1,720,000	AAA	Cicero, IL, G.O., FGIC-Insured, 4.25% due 1/1/07	1,773,853
6,000,000	AAA	Illinois State, Unemployment Insurance Revenue, FSA-Insured, 5.00% due 12/15/07 (b)	6,383,400

			9,195,953

Iowa - 0.6%
1,060,000	Aaa*	Ames, IA, Hospital Revenue, AMBAC-Insured, 3.00% due 6/15/09	1,061,707

Kansas - 1.1%
2,000,000	BBB	La Cygne, KS, Environmental Improvement Revenue, Put, 2.25% due 3/1/15	1,993,500

Kentucky - 1.1%
1,750,000	AAA	Louisville & Jefferson County, KY, Regional Airport Authority Systems Revenue,
		FSA-Insured, 5.25% due 7/1/08	1,876,123

Massachusetts - 1.0%
400,000	AA	Massachusetts Bay Transportation Authority Revenue, 5.60% due 3/1/08	434,524
1,200,000	AA-	Massachusetts State, G.O., 5.38% due 8/1/08	1,305,936

			1,740,460

Michigan - 5.2%
500,000	AA+	Michigan Municipal Bond Authority Revenue, 5.25% due 6/1/07	531,005
2,000,000	AAA	Michigan State Building Authority Revenue, 5.00% due 10/15/07	2,129,140
6,000,000	A	Michigan State Hospital Finance Authority Revenue, 5.00% due 11/1/08 (b)	6,386,700

			9,046,845

Missouri - 1.9%
2,500,000	AAA	Missouri State Regional Convention & Sports Complex Authority Revenue, 5.00% due 8/15/07	2,657,550
600,000	AAA	St. Louis, MO, Municipal Finance Corp., Revenue, AMBAC-Insured, 4.00% due 7/15/07	621,108

			3,278,658

Nevada - 0.1%
150,000	AAA	Clark County, NV, G.O., FGIC-Insured, 5.00% due 6/1/07	158,738

See Notes to Schedule of Investments.

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

New Jersey - 3.8%
$1,000,000	Aaa*	Essex County, NJ, Improvement Authority Revenue, FGIC-Insured, 5.00% due 10/1/07	$1,064,480
500,000	BBB	New Jersey State Economic Development Authority, Revenue, 5.00% due 6/15/07	524,185
150,000	AA	New Jersey State, G.O., 5.25% due 3/1/06	154,844
3,000,000	A+	New Jersey Transportation Trust Fund Authority Revenue, 5.00% due 6/15/07	3,161,310
200,000	AAA	Passaic County, NJ, G.O., AMBAC-Insured, 6.00% due 9/1/06	211,334
1,500,000	Aaa*	Perth Amboy, NJ, G.O., FSA-Insured, 5.10% due 9/1/07	1,598,685

			6,714,838

New York - 17.7%
300,000	AAA	Hospital Revenue, AMBAC-Insured, 5.50% due 2/15/07	317,976
		Hospital Revenue, FSA-Insured:
3,000,000	AAA	5.00% due 2/15/07	3,144,120
1,000,000	AAA	5.00% due 8/15/07	1,060,740
1,210,000	A-	Long Island Power Authority, NY, Electric System Revenue, 5.00% due 6/1/07	1,268,419
700,000	AAA	Montgomery Otsego, Schoharie County, NY, Solid Waste Management Authority Revenue,
		MBIA-Insured, 3.50% due 1/1/08	719,922
		New York City, NY, G.O.:
300,000	A	5.00% due 8/1/06	311,157
2,250,000	A	5.00% due 6/1/09	2,425,590
1,500,000	AA+	New York City, NY, G.O., Transitional Finance Authority, 5.00% due 8/1/08	1,616,910
		New York State Dormitory Authority, Revenue:
1,750,000	AA-	5.75% due 7/1/06	1,829,818
		FGIC-Insured:
1,470,000	AAA	4.00% due 7/1/08	1,535,268
1,650,000	AAA	5.00% due 7/1/09	1,795,315
2,000,000	A	Lease, 5.00% due 5/15/08	2,129,900
710,000	AAA	MBIA-Insured, 4.50% due 10/1/06	734,119
6,725,000	AA-	New York State Power Authority & General Purpose Revenue, Put, 1.35% due 3/1/16 (b)	6,721,234
200,000	AA-	New York State Urban Development Corp., Revenue, 5.40% due 1/1/06	205,610
5,000,000	AA-	Tobacco Settlement Financing Corp. Revenue, 5.00% due 6/1/07 (b)	5,240,250

			31,056,348

North Carolina - 0.6%
		Rutherford County, NC, CTFS, AMBAC-Insured:
300,000	AAA	2.25% due 3/1/06	300,156
400,000	AAA	2.38% due 3/1/07	400,116
425,000	AAA	2.75% due 3/1/08	428,124

			1,128,396

Ohio - 6.7%
2,905,000	Aa2*	Central Ohio Solid Waste Authority, G.O., 5.00% due 12/1/07	3,086,446
		Midview, OH, Local School District, CTFS:
420,000	A	4.00% due 11/1/06	427,644
435,000	A	4.50% due 11/1/07	451,234
455,000	A	4.50% due 11/1/08	471,389
		Ohio State Building Authority, Vera Cliff Revenue:
3,320,000	AA	5.00% due 10/1/07	3,530,521
3,495,000	AA	5.00% due 10/1/08 (b)	3,770,790

			11,738,024

Pennsylvania - 1.9%
500,000	AAA	Blair County, PA, Hospital Authority Revenue, 5.38% due 7/1/06	520,150
1,000,000	AA-	Delaware County, PA, Authority University Revenue, Put, 2.00% due 8/1/31	992,490
1,750,000	AAA	Greene County, PA, Industrial Development Authority Revenue, 4.75 % due 2/1/07	1,826,842

			3,339,482

See Notes to Schedule of Investments.

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Puerto Rico - 4.1%
		Puerto Rico Commonwealth G.O.:
$1,200,000	AAA	FSA-Insured, Put, 5.50% due 7/1/18	$1,309,176
3,000,000	A-	MBIA-Insured, Put, 6.00% due 7/1/13	3,282,510
1,500,000	A-	Put, 5.00% due 7/1/18	1,598,055
1,000,000	A	Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
		5.00% due 7/1/07	1,055,240

			7,244,981

Tennessee - 0.1%
100,000	AAA	Metro Government, Nashville, TN, Water & Sewer Revenue, 5.00% due 1/1/07	104,788

Texas - 10.1%
7,385,000	AA-	Cypress Fairbanks, TX, Independent School District, G.O., Put, 5.00% due 2/15/16 (b)	7,927,871
600,000	AAA	Lower Colorado River Authority, TX, Revenue, 6.00% due 5/15/08	661,782
2,415,000	AAA	Northside, TX, Independent School District, G.O., Put, 2.45% due 8/1/33	2,419,226
680,000	AAA	San Angelo, TX, CTFS, 6.25% due 2/15/07	730,803
3,000,000	AAA	San Antonio, TX, Hotel Occupancy Revenue, Put, 5.00% due 8/15/34	3,204,900
1,080,000	AAA	Texas Municipal Power Agency Revenue, FGIC-Insured, 5.00% due 9/1/07	1,146,701
1,445,000	AAA	Waco, TX, Health Facilities Development Corp. Revenue, MBIA-Insured, 5.00% due 9/1/07	1,530,529

			17,621,812

Utah - 0.6%
1,000,000	AA+	Utah County, UT, Hospital Revenue, 5.00% due 5/15/06	1,030,960

Virginia - 4.2%
1,000,000	BBB+	Peninsula Ports Authority, VA, Coal Terminal Revenue, Put, 3.30% due 10/1/33	1,005,810
1,030,000	AAA	Southwest Virginia, Regulatory Jail Authority Revenue, MBIA-Insured, 4.00% due 9/1/07	1,068,058
5,000,000	BBB+	York County, VA, Industrial Development Authority Pollution Control Revenue, 5.50% due 7/01/09 (b)	5,278,150

			7,352,018

Washington - 5.1%
		Clark County, WA, Public Utility District:
1,000,000	AAA	Electric Revenue, MBIA Insured, 5.00% due 1/1/08	1,066,850
2,145,000	AAA	Generating Systems Revenue, MBIA-Insured, 5.00% due 1/1/08	2,288,393
2,260,000	AAA	Tacoma, WA, Water Revenue, FSA-Insured, 4.00% due 12/1/07	2,348,163
3,000,000	AAA	Washington State, Public Power Supply Revenue, MBIA-Insured, 5.75% due 7/1/10	3,188,310

			8,891,716

Wisconsin - 0.6%
600,000	BBB	Badger, WI, Tobacco Asset Securitization Corp. Revenue, 5.50% due 6/1/06	615,799
500,000	AAA	Wisconsin Public Power Inc., Revenue, MBIA-Insured, 5.00% due 7/1/07	528,940

			1,144,739

		TOTAL MUNICIPAL BONDS (Cost - $166,361,300)	166,113,405

VARIABLE RATE DEMAND NOTES (c) at AMORTIZED COST - 3.7%
6,500,000	AAA	Sacramento County, CA, Sanitation District Finance Authority Revenue, AMBAC-Insured, 1.85% due 5/17/05 (b)
		(Cost - $6,500,000)	6,500,000

		TOTAL INVESTMENTS - 98.5% (Cost - $172,861,300**)	172,613,405
		Other Assets in Excess of Liabilities - 1.5%	2,568,985

		TOTAL NET ASSETS - 100.0%	$175,182,390

(a)	All ratings are by Standard & Poor's Rating Service, except for those identified by an asterisk (*) which are rated by Moody's Investors Service.
(b)	Security is segregated as collateral for open futures contracts.
(c)	Variable rate demand notes have a demand feature under which the Fund may tender the security to the issuer within seven days notice.
**	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	January 31, 2005

Summary of Investments by Industry*

General Obligations	22.6%
Miscellaneous	18.0
Utilities	17.5
Transportation	9.8
Education	9.1
Hospitals	8.7
Solid Waste	5.6
Tobacco	3.4
Tax Allocation	2.1
Water and Sewer	1.4
Finance	1.3
Industrial Development	0.3
Multi-Family Housing	0.2

100.0%

*	As a percentage of total investments. Please note that Fund holdings are subject to change.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus
(–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings
(unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG-1 — Moody’s highest rating for short-term municipal obligations.

VMIG-1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Abbreviations*
(unaudited)

ABAG— Association of Bay Area Governments	ISD — Independent School District
AIG— American International Guaranty	ISO — Independent System Operator
AMBAC — Ambac Assurance Corporation	LOC — Letter of Credit
AMT— Alternative Minimum Tax	MBIA — Municipal Bond Investors Assurance
BAN — Bond Anticipation Notes	Corporation
BIG — Bond Investors Guaranty	MERLOT — Municipal Exempt Receipts Liquidity
CDA — Community Development Authority	Optional Tender
CGIC — Capital Guaranty Insurance Company	MFH — Multi-Family Housing
CHFCLI — California Health Facility Construction	MSTC — Municipal Securities Trust
Loan Insurance	Certificates
CONNIE LEE — College Construction Loan Insurance	MUD — Municipal Utilities District
Association	MVRICS — Municipal Variable Rate Inverse
COP — Certificate of Participation	Coupon Security
CSD — Central School District	PART — Partnership Structure
CTFS — Certificates	PCFA — Pollution Control Finance Authority
DFA — Development Finance Agency	PCR — Pollution Control Revenue
EDA — Economic Development Authority	PFA — Public Finance Authority
EFA — Educational Facilities Authority	PFC — Public Finance Corporation
ETM — Escrowed to Maturity	PSFG — Permanent School Fund Guaranty
FGIC — Financial Guaranty Insurance	Q-SBLF — Qualified School Bond Loan Fund
Company	Radian — Radian Asset Assurance
FHA — Federal Housing Administration	RAN — Revenue Anticipation Notes
FHLMC — Federal Home Loan Mortgage	RAW — Revenue Anticipation Warrants
Corporation	RDA — Redevelopment Agency
FLAIRS — Floating Adjustable Interest Rate	RIBS — Residual Interest Bonds
Securities	RITES — Residual Interest Tax-Exempt
FNMA — Federal National Mortgage	Securities
Association	SPA — Standby Bond Purchase Agreement
FRTC — Floating Rate Trust Certificates	SWAP — Swap Structure
FSA — Federal Savings Association	SYCC — Structured Yield Curve Certificate
GIC — Guaranteed Investment Contract	TAN — Tax Anticipation Notes
GNMA — Government National Mortgage	TCRS — Transferable Custodial Receipts
Association	TECP — Tax Exempt Commercial Paper
GO — General Obligation	TFA — Transitional Finance Authority
HDA — Housing Development Authority	TOB — Tender Option Bond Structure
HDC — Housing Development Corporation	TRAN — Tax and Revenue Anticipation Notes
HEFA — Health & Educational Facilities	UFSD — Unified Free School District
Authority	UHSD — Unified High School District
HFA — Housing Finance Authority	USD — Unified School District
IBC — Insured Bond Certificates	VA — Veterans Administration
IDA — Industrial Development Authority	VRDD — Variable Rate Daily Demand
IDB — Industrial Development Board	VRDO — Variable Rate Demand Obligation
IDR — Industrial Development Revenue	VRWE — Variable Rate Wednesday Demand
IFA — Industrial Finance Agency	XLCA — XL Capital Assurance
INFLOS — Inverse Floaters

* Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Short Duration Municipal Income Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP").

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quoted prices are not readily available, or are determined not to reflect accurately fair value, the Fund may value such investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Security Transactions. Security transactions are recorded on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$405,813
Gross unrealized depreciation	(653,708)

Net unrealized depreciation	$(247,895)

At January 31, 2005, the Fund had the following open futures contracts:

	# of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

To Sell:
U.S. Treasury 5 Year Notes	580	3/05	$63,007,032	$63,365,000	$(357,968)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	March 30, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	March 30, 2005